Trade accounts payable	12 Months Ended
Dec. 31, 2023
Trade Accounts Payable
Trade accounts payable

16.	Trade accounts payable

	12.31.23	12.31.22
Trade accounts payable
Domestic market
Third parties	10,575,915	11,595,543
Related parties	21,482	26,970

Foreign market
Third parties	2,157,491	2,723,797
Related parties	3,663	42
	12,758,551	14,346,352

(-) Adjustment to present value	(166,123)	(210,128)
	12,592,428	14,136,224

Current	12,592,006	14,128,765
Non-current	422	7,459

The Company has agreements with several financial institutions that allow the suppliers to anticipate their receivables and, therefore, transfer the right to receive invoices with financial institutions (“Supply Chain Finance” or “Program”). The suppliers may choose whether to participate and if so, with which financial institution, with no participation by BRF.

The Program can generate benefits in the commercial relations of BRF and its suppliers, such as preference and priority of supply in case of restricted supply, better commercial conditions, among others, without modification to the commercial essence of the transaction.

Invoices included in the Program are paid according to the same price and term conditions negotiated with its suppliers, without incurring any charge to the Company, so that there are no changes in commercial conditions after negotiation and invoicing of goods or services.

Invoices included in the Supply Chain Finance were R$4,941,716 on December 31, 2023 (R$5,794,841 on December 31, 2022).

The Company measures and record the adjustment to present value for all its commercial operations carried out in installments, specifying financial and operational components.

As from 2023, including the December 31, 2022 comparative in the amount of R$1,393,137, the Company presents all balances under the supply chain finance program within Trade accounts payable on the balance sheet, with disclosure of such balances in the note herein.